Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of revenues statements of comprehensive income
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Time charter revenues	9,690,949	10,950,204	11,066,533
Voyage charter revenues	17,567,737	29,685,230	22,786,177
Other income	1,480,296	1,660,667	902,902

Total	28,738,982	42,296,101	34,755,612